Exhibit 1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Morgan Stanley Capital I Inc. (the “Depositor”)

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley Bank, N.A.

Morgan Stanley & Co. LLC

Barclays Capital Real Estate Inc.

Barclays Capital Inc.

Wells Fargo Bank, National Association

Wells Fargo Securities, LLC

(collectively, the “Specified Parties”)

Re:	BPR Trust 2024-PMDW (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2024-PMDW (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 18 October 2024. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

18 October 2024

Attachment A Page 1 of 6

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Issuing Entity’s assets will consist primarily of certain senior promissory notes (the “Senior Trust Notes”) and certain junior promissory notes (the “Junior Trust Notes,” together with the Senior Trust Notes, the “Mortgage Loan”),
b.	The Mortgage Loan is part of a split loan structure comprised of the (i) Mortgage Loan and (ii) certain other senior promissory notes that will not be assets of the Issuing Entity (the “Companion Loans”), evidencing a five-year, fixed-rate mortgage loan (the “Whole Loan”),
c.	The Companion Loans will be pari passu in right of payment to the Senior Trust Notes and will be senior in right of payment to the Junior Trust Notes,
d.	The Whole Loan is secured primarily by a first priority mortgage lien on the borrower’s fee simple interest in a portion of a super regional mall located in Lone Tree, Colorado (the “Property”) and
e.	The Whole Loan has a related fixed-rate mezzanine loan (the “Mezzanine Loan”), which will not be an asset of the Issuing Entity.

For the purpose of the procedures described in this report, the Whole Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Whole Loan.”

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Companion Loans, Whole Loan, Property, Mezzanine Loan and Total Debt associated with the Whole Loan that is expected to be as of 1 November 2024 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

Attachment A Page 2 of 6

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Companion Loans, Whole Loan, Property, Mezzanine Loan and Total Debt associated with the Whole Loan as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Whole Loan and Mezzanine Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Maturity Date,

as shown on the Final Data File, we recalculated the “Original Loan Term (mos)” of the Whole Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Original Loan Term (mos) and
b.	Seasoning,

as shown on the Final Data File, we recalculated the “Remaining Loan Term (mos)” of the Whole Loan and Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 6

7.	The applicable Source Document(s) indicate that the Whole Loan and Mezzanine Loan are interest-only for their entire terms. Based on this information, the Depositor instructed us to:
a.	Use the “Original Loan Term (mos),” as shown on the Final Data File, for the original interest-only period of the Whole Loan and Mezzanine Loan (the “IO Term (mos)”),
b.	Use “0” for the original amortization term of the Whole Loan and Mezzanine Loan (the “Original Amortization Term”),
c.	Use the “Whole Loan Original Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Whole Loan as of the Reference Date (the “Whole Loan Cut-off Date Balance”) and
ii.	Principal balance of the Whole Loan as of the “Maturity Date” of the Whole Loan (the “Whole Loan Balloon Balance”),
d.	Use the “Mortgage Loan Original Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan as of the Reference Date (the “Mortgage Loan Cut-off Date Balance”) and
ii.	Principal balance of the Mortgage Loan as of the “Maturity Date” of the Whole Loan (the “Mortgage Loan Balloon Balance”),
e.	Use the “Companion Loan Original Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Companion Loans as of the Reference Date (the “Companion Loan Cut-off Date Balance”) and
ii.	Principal balance of the Companion Loans as of the “Maturity Date” of the Whole Loan (the “Companion Loan Balloon Balance”) and
f.	Use the “Additional Financing Original Balance,” as shown on the Final Data File, for the principal balance of the Mezzanine Loan as of the Reference Date (the “Additional Financing Cut-off Date Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Whole Loan Original Balance,
b.	Additional Financing Original Balance,
c.	Whole Loan Cut-off Date Balance and
d.	Additional Financing Cut-off Date Balance,

as shown on the Final Data File, we recalculated the:

i.	Total Debt Original Balance and
ii.	Total Debt Cut-off Date Balance,

of the Total Debt associated with the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement

Attachment A Page 4 of 6

9.	Using the:
a.	Whole Loan Original Balance,
b.	Interest Rate and
c.	Interest Accrual Method,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Whole Loan Monthly IO Payment and
ii.	Whole Loan Annual IO Debt Service

of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Whole Loan Monthly IO Payment” of the Whole Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Whole Loan Original Balance,” as shown on the Final Data File,
b.	The “Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Whole Loan Annual IO Debt Service” of the Whole Loan as twelve (12) times the “Whole Loan Monthly IO Payment” of the Whole Loan, as shown on the Final Data File.

10.	Using the:
a.	Mortgage Loan Original Balance,
b.	Interest Rate and
c.	Interest Accrual Method,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Mortgage Loan Monthly IO Payment and
ii.	Mortgage Loan Annual IO Debt Service

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly IO Payment” of the Mortgage Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Mortgage Loan Original Balance,“ as shown on the Final Data File,
b.	The “Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual IO Debt Service” of the Mortgage Loan as twelve (12) times the “Mortgage Loan Monthly IO Payment” of the Mortgage Loan, as shown on the Final Data File.

Attachment A Page 5 of 6

11.	Using the:
a.	Additional Financing Original Balance,
b.	Additional Financing Interest Rate and
c.	Additional Financing Interest Accrual Method,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Additional Financing Monthly IO Payment and
ii.	Additional Financing Annual IO Payment

of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Additional Financing Monthly IO Payment” of the Mezzanine Loan as 1/12th of the product, rounded to two decimal places, of:

a.	The “Additional Financing Original Balance,” as shown on the Final Data File,
b.	The “Additional Financing Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Additional Financing Annual IO Payment” of the Mezzanine Loan as twelve (12) times the “Additional Financing Monthly IO Payment” of the Mezzanine Loan, as shown on the Final Data File.

12.	Using the:
a.	Whole Loan Annual IO Debt Service,
b.	Whole Loan Cut-off Date Balance,
c.	Whole Loan Balloon Balance,
d.	Underwritten NOI,
e.	Underwritten NCF,
f.	Appraisal Value and
g.	Collateral SF,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Underwritten IO NOI DSCR,
ii.	Underwritten IO NCF DSCR,
iii.	Whole Loan Per SF,
iv.	Underwritten NOI Debt Yield,
v.	Underwritten NCF Debt Yield,
vi.	Cut-off Date LTV and
vii.	Maturity Date LTV

of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iii. above to two decimal places and
b.	Round the characteristics listed in iv. through vii. above to the nearest 1/10th of one percent.

Attachment A Page 6 of 6

13.	Using the:
a.	Whole Loan Annual IO Debt Service,
b.	Additional Financing Annual IO Payment,
c.	Total Debt Original Balance,
d.	Total Debt Cut-off Date Balance,
e.	Underwritten NOI,
f.	Underwritten NCF,
g.	Appraisal Value and
h.	Collateral SF,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Additional Financing Cumulative IO DSCR on NCF,
ii.	Additional Financing Cumulative Loan Per SF,
iii.	Additional Financing Cumulative Debt Yield on NOI,
iv.	Additional Financing Cumulative Debt Yield on NCF and
v.	Additional Financing Cumulative LTV,

of the Total Debt associated with the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristic listed in i. through ii. above to two decimal places and
b.	Round the characteristics listed in iii. through v. above to the nearest 1/10th of one percent.

14.	Using the:
a.	Major Tenant 1 UW Base Rent,
b.	Major Tenant 2 UW Base Rent,
c.	Major Tenant 3 UW Base Rent,
d.	Major Tenant 4 UW Base Rent,
e.	Major Tenant 5 UW Base Rent and
f.	Underwritten Base Rent,

as shown on the Final Data File, we calculated the:

i.	Major Tenant 1 % UW Base Rent,
ii.	Major Tenant 2 % UW Base Rent,
iii.	Major Tenant 3 % UW Base Rent,
iv.	Major Tenant 4 % UW Base Rent and
v.	Major Tenant 5 % UW Base Rent

of the Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the:
a.	Interest Rate and
b.	Administrative Fee Rate,

as shown on the Final Data File, we recalculated the “Net Interest Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Whole Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Agreement (see Note 1)	18 October 2024

Mezzanine Loan Agreement (see Note 1)	18 October 2024

Cash Management Agreement (see Note 1)	18 October 2024

Deposit Account Control Agreement (see Note 1)	18 October 2024

Environmental Indemnity Agreement (see Note 1)	18 October 2024

Guaranty Agreement (see Note 1)	18 October 2024

Non-Consolidation Opinion (see Note 1)	18 October 2024

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	18 September 2024

Engineering Report	8 August 2024

Phase I Environmental Report	8 August 2024

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	31 July 2024

Insurance Review Report (see Note 1)	4 October 2024

Pro Forma Title Policy (see Note 1)	9 October 2024

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

Lease Agreements	Various

Lease Agreement Amendments	Various

Lease Estoppels	Various

Management Agreement	1 October 2024

Note:

1.	The indicated provided Source Document(s) are draft document(s) with the Source Document Date reflecting the latest date of receipt. For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A Page 1 of 5

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
County	Appraisal Report
Zip Code	Appraisal Report
Property Type	Appraisal Report
Property Type Detail	Appraisal Report
Year Built	Appraisal Report
Total Property SF	Underwritten Rent Roll
Collateral SF	Underwritten Rent Roll
Collateral SF Occupancy Rate	Underwritten Rent Roll
Occupancy As of Date	Underwritten Rent Roll

Third Party Information:

Characteristic	Source Document(s)

Appraisal Value	Appraisal Report
Appraisal Date	Appraisal Report
Environmental Phase I Report Date	Phase I Environmental Report
Engineering Report Date	Engineering Report

Major Tenant Information: (see Note 2)

Characteristic	Source Document(s)

Major Tenant 1	Underwritten Rent Roll
Major Tenant 1 UW Base Rent	Underwritten Rent Roll
Major Tenant 1 Sq. Ft.	Underwritten Rent Roll
Major Tenant 1 Expiration	Underwritten Rent Roll
Major Tenant 2	Underwritten Rent Roll
Major Tenant 2 UW Base Rent	Underwritten Rent Roll
Major Tenant 2 Sq. Ft.	Underwritten Rent Roll
Major Tenant 2 Expiration	Underwritten Rent Roll
Major Tenant 3	Underwritten Rent Roll
Major Tenant 3 UW Base Rent	Underwritten Rent Roll
Major Tenant 3 Sq. Ft.	Underwritten Rent Roll
Major Tenant 3 Expiration	Underwritten Rent Roll
Major Tenant 4	Underwritten Rent Roll

Exhibit 2 to Attachment A Page 2 of 5

Major Tenant Information: (continued)

Characteristic	Source Document(s)

Major Tenant 4 UW Base Rent	Underwritten Rent Roll
Major Tenant 4 Sq. Ft.	Underwritten Rent Roll
Major Tenant 4 Expiration	Underwritten Rent Roll
Major Tenant 5	Underwritten Rent Roll
Major Tenant 5 UW Base Rent	Underwritten Rent Roll
Major Tenant 5 Sq. Ft.	Underwritten Rent Roll
Major Tenant 5 Expiration	Underwritten Rent Roll

Underwriting Information: (see Note 3)

Characteristic	Source Document(s)

Fourth Most Recent NOI Date	Underwriter’s Summary Report
Fourth Most Recent NOI	Underwriter’s Summary Report
Third Most Recent NOI Date	Underwriter’s Summary Report
Third Most Recent NOI	Underwriter’s Summary Report
Second Most Recent NOI Date	Underwriter’s Summary Report
Second Most Recent NOI	Underwriter’s Summary Report
Most Recent NOI Date	Underwriter’s Summary Report
Most Recent Description	Underwriter’s Summary Report
Most Recent Revenue	Underwriter’s Summary Report
Most Recent Expenses	Underwriter’s Summary Report
Most Recent NOI	Underwriter’s Summary Report
Most Recent NCF	Underwriter’s Summary Report
Underwritten Base Rent	Underwriter’s Summary Report
Underwritten Effective Gross Income	Underwriter’s Summary Report
Underwritten Expenses	Underwriter’s Summary Report
Underwritten NOI	Underwriter’s Summary Report
Underwritten Replacement Reserve	Underwriter’s Summary Report
Underwritten TI/LC Reserve	Underwriter’s Summary Report
Underwritten NCF	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Real Estate Tax Escrow – Initial	Mortgage Loan Agreement
Real Estate Tax Escrow – Ongoing	Mortgage Loan Agreement
Insurance Escrow – Initial	Mortgage Loan Agreement
Insurance Escrow – Ongoing	Mortgage Loan Agreement
Replacement Reserve Escrow – Initial	Mortgage Loan Agreement
Replacement Reserve Escrow – Ongoing	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 3 of 5

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Rollover Escrow – Ongoing	Mortgage Loan Agreement
Other Escrow Required	Mortgage Loan Agreement
Other Escrow 1 Description	Mortgage Loan Agreement
Other Escrow 1 Initial	Mortgage Loan Agreement
Other Escrow 1 Ongoing	Mortgage Loan Agreement

Whole Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Borrower	Mortgage Loan Agreement
Whole Loan Original Balance	Mortgage Loan Agreement
First Payment Date (see Note 9)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Grace Period (Late Fee)	Mortgage Loan Agreement
Grace Period (Default) (see Note 9)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Amortization Type	Mortgage Loan Agreement
Maturity Date (see Note 9)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Method	Mortgage Loan Agreement
Interest Accrual Start (see Note 9)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual End (see Note 9)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Lockout Expiration Date (see Notes 4 and 5)	Mortgage Loan Agreement
Open Period Begin Date (see Notes 4 and 6)	Mortgage Loan Agreement
Prepay Description (see Note 4)	Mortgage Loan Agreement
Lockbox (see Note 7)	Mortgage Loan Agreement
Cash Management (see Note 8)	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 4 of 5

Whole Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Additional Financing	Mezzanine Loan Agreement
In Place/Future	Mezzanine Loan Agreement
Additional Financing Type	Mezzanine Loan Agreement
Additional Financing Original Balance	Mezzanine Loan Agreement
Additional Financing Lender	Mezzanine Loan Agreement
Additional Financing Interest Accrual Method	Mezzanine Loan Agreement
Additional Financing Amortization Type	Mezzanine Loan Agreement
Carve-Out Guarantor(s)	Guaranty Agreement
Title Type	Pro Forma Title Policy

Notes:

1.	For the purpose of comparing the indicated characteristic(s), the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to consider the tenant that pays higher underwritten base rent as the larger tenant, as shown in the applicable Source Document(s).

3.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

4.	For the purpose of comparing the indicated characteristic(s), the Depositor instructed us to ignore any prepayment premiums or other conditions related to substitution events, partial release events, permitted component outparcel releases or partial prepayments to cure certain trigger periods, as described in the applicable Source Document(s).

For the purpose of comparing the indicated characteristic(s), the Depositor instructed us to assume that the entire “Loan” (as described in the applicable Source Document(s)) has been securitized.

Exhibit 2 to Attachment A Page 5 of 5

Notes: (continued)

5.	For the purpose of comparing the “Lockout Expiration Date” characteristic, the Depositor instructed us to use the day prior to the first payment date which occurs during the defeasance period, as shown in the applicable Source Document(s).

6.	For the purpose of comparing the “Open Period Begin Date” characteristic, the Depositor instructed us to use the first payment date which occurs during the open period, as shown in the applicable Source Document(s).

7.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require the borrower(s) or manager(s) to direct tenants to pay rents directly to a lockbox account controlled by the lender(s).

8.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specified trigger events described in the applicable Source Document(s), funds in the lockbox are forwarded to an account controlled by the borrower(s) or otherwise made available to the borrower(s) and
b.	Upon the occurrence of an event of default or one or more specified trigger events described in the applicable Source Document(s), funds in the lockbox are forwarded to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

9.	For the purpose of comparing the indicated characteristic(s), the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for both the Whole Loan and Mezzanine Loan that is shown in the applicable Source Document(s).

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Loan Number
Unique ID
Loan/Property Name
Most Recent Renovation
Environmental Phase II Report Date
Seismic Report Date
Seismic PML
Origination Date
Additional Financing Origination Date
Loan Purpose
Sponsor
Administrative Fee Rate
Ground Lessor
Ground Lease Expiration Date
Mortgage Loan Original Balance
Companion Loan Original Balance
Monthly P&I Payment
Annual P&I Debt Service
Underwritten P&I NOI DSCR
Underwritten P&I NCF DSCR
Additional Financing Monthly P&I Payment
Additional Financing Annual P&I Payment
Additional Financing Cumulative P&I DSCR on NCF
Interest Rate
Additional Financing Interest Rate
Immediate Repairs Escrow – Initial
Immediate Repairs Escrow - Ongoing
Rollover Escrow – Initial
Other Escrow 2 Initial
Other Escrow 2 Description
Other Escrow 2 Ongoing

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.